Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of shares
Ordinary shares in issue (’000) (in shares)	2,830,370	2,808,406	2,923,571
Adjustment for weighting of ordinary shares in issue (’000) (in shares)	(4,285)	90,398	(194,680)
Weighted average number of shares (’000) (in shares)	2,826,085	2,898,804	2,728,891
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	R 18,396	R 33,054	R 29,312
Basic EPS (in ZAR cents per share)	R 6.51	R 11.40	R 10.74
Potential ordinary shares (’000) (in shares)	4,696	28,442	49,061
Diluted weighted average number of shares (’000)(in shares)	2,830,781	2,927,246	2,777,952
Diluted basic EPS (in ZAR cents per share)	R 6.50	R 11.29	R 10.55
Gain on disposal of property, plant and equipment	R (162)	R (36)	R (99)
Gains on disposals of property plant and equipment, net of tax	(128)	(27)	(74)
Impairment loss (reversal of impairment loss)	(6)	5,148	(121)
Impairments (reversal of impairments), net of tax	(4)	3,861	(121)
Loss on deconsolidation of subsidiaries	308	0	0
Loss on deconsolidation of subsidiaries, net of tax	308
Profit on sale of subsidiary	(145)	(16)	0
Profit on sale of subsidiary, net of tax	(145)	(12)
Foreign exchange movement recycled through profit or loss	(14)
Foreign exchange movement recycled through profit or loss, net of tax	(14)
Re-measurement items, attributable to NCI	9	0	1
Derecognition of property, plant and equipment in Marathon project		2	37
Derecognition of property, plant and equipment in Marathon project, net of tax		2	28
Headline earnings	R 18,422	R 36,878	R 29,146
Headline EPS (cents) (in ZAR per share)	R (6.52)	R 12.72	R 10.68
Diluted headline EPS (cents) (in ZAR per share)	R 651,000,000	R 1,260,000,000	R 1,049,000,000